Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Payables [Abstract]
Open accounts	$ 1,035	$ 206
Accrued expenses	880	146
Merger Expenses Payable in Connection with the Merger Transaction with NLS		216
Total	$ 1,915	$ 568